Cover	Nov. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40418
Entity Registrant Name	Mountain Crest Acquisition Corp. V
Entity Central Index Key	0001859035
Entity Tax Identification Number	85-2412613
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	524 Broadway
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	(646)
Local Phone Number	493-6558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	MCAG
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	MCAGR
Units
Title of 12(b) Security	Units
Trading Symbol	MCAGU